Income Tax (Details) - Schedule of reconciliation of the federal income tax rate	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Line Items]
Statutory federal income tax rate			21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			7.10%	4.70%	8.00%
Income tax provision	(1.00%)	(1.00%)	(2.50%)	(1.50%)	0.00%
Capitol Investment Corp. V
Valuation Allowance [Line Items]
Statutory federal income tax rate			21.00%	21.00%
State taxes, net of federal tax benefit			6.00%	0.00%
Change in valuation of warrant liability			(23.80%)	0.00%
Transaction costs allocable to warrant liability			(2.70%)	0.00%
Valuation allowance			(0.50%)	(21.00%)
Income tax provision			0.00%	0.00%